ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current payables [abstract]
Trade and other payables	$ 20,026	$ 42,232
Accrued liabilities	14,137	35,921
Payroll-related liabilities	4,917	7,780
Accrued interest payable	2,217	2,435
Accounts payable and accrued liabilities	$ 41,297	$ 88,368	[1]

[1]	Please refer to Note 28 for information on revised prior period comparatives.